Basis of Presentation and Significant Accounting Policies - Marketable Equity Securities (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net proceeds from sale of marketable securities			$ 230,000	$ 2,467,000	$ 4,188,000
Unrealized gains on marketable securities				$ 300,000